Organization and Basis of Presentation - Organization and Description of the Business (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($) facility holding_company sales_company operating_entity	Mar. 31, 2019 USD ($) asset
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of wholly owned production facilities | facility	13
Number of sales companies | sales_company	5
Number of holding companies | holding_company	10
Number of service companies | operating_entity	1
Number of former operating entities | operating_entity	2
Number of production facilities operated in a joint venture | facility	1
Operating lease right-of-use assets	$ 29,979	$ 30,000
Lease liability (current and non-current)	$ 30,881	$ 31,000
Number of assets derecognized under build-to-suit designation | asset		1
Lease liability derecognized		$ 29,000